Segment Reporting	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting

NOTE 11: Segment Reporting

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operating results by the different operating segments. As of March 31, 2021, the Company is composed of three operating segments representing its operations in the U.S., Australia and Europe. Based on the limited nature of the Australia and Europe operating segments for the period, the Company has determined that only the U.S. qualifies as a reportable segment as defined by ASC Topic 280.

NOTE 12: Segment Reporting

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operating results by the different operating segments. As of December 31, 2020, the Company is composed of three operating segments representing its operations in the U.S., Australia and Europe. Based on the limited nature of the Australia and Europe operating segments for the period, the Company has determined that only the U.S. qualifies as a reportable segment as defined by ASC Topic 280.